UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23473

Esoterica Thematic Trust

(Exact name of registrant as specified in charter)

135 W. 52nd Street Suite 16C

New York, New York 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street

Wilmington, Delaware 19801
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 543-3942

Date of fiscal year end: October 31

Date of reporting period: July 1, 2021 to June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Esoterica Thematic Trust
Esoterica NextG Economy ETF (2022)
Issuer of security	Ticker	Meeting date	CUSIP	Matter voted on	Issuer or Shareholder Proposal	Fund Vote (FOR, AGAINST, ABSTAIN, or WITHHOLD)	Did Registrant Cast its Vote For or Against Management Recommendation?
Amazon.com, Inc.	AMZ	5/24/2022	023135106	Election of director: Jeffrey P. Bezos	Issuer	NO VOTE	No Vote
				Election of director: ANDREW R. JASSY	Issuer	NO VOTE	No Vote
				Election of director: KEITH B. ALEXANDER	Issuer	NO VOTE	No Vote
				Election of director: EDITH W. COOPER	Issuer	NO VOTE	No Vote
				Election of director: JAMIE S. GORELICK	Issuer	NO VOTE	No Vote
				Election of director: DANIEL P. HUTTENLOCHER	Issuer	NO VOTE	No Vote
				Election of director: JUDITH A. MCGRATH	Issuer	NO VOTE	No Vote
				Election of director: INDRA K. NOOYI	Issuer	NO VOTE	No Vote
				Election of director: JONATHAN J. RUBINSTEIN	Issuer	NO VOTE	No Vote
				Election of director: PATRICIA Q. STONESIFER	Issuer	NO VOTE	No Vote
				Election of director: WENDELL P. WEEKS	Issuer	NO VOTE	No Vote
				RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	Issuer	NO VOTE	No Vote
				ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Issuer	NO VOTE	No Vote
				APPROVAL OF AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A 20-FOR-1 SPLIT OF THE COMPANY'S COMMON STOCK AND A PROPORTIONATE INCREASE IN THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK	Issuer	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON RETIREMENT PLAN OPTIONS	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REPROSAL REQUESTING A REPORT ON CUSTOMER DUE DILIGENCE	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING AN ALTERNATIVE DIRECTOR CANDIDATE POLICY	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON PACKAGING MATERIALS	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON WORKER HEALTH AND SAFETY DIFFERENCES	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING ADDITIONAL REPORTING ON RISKS ASSOCIATED WITH THE USE OF CERTAIN CONTRACT CLAUSES	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON CHARITABLE CONTRIBUTIONS	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING ALTERNATIVE TAX REPORTING	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING ADDITIONAL REPORTING ON FREEDOM OF ASSOCIATION	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING AN ADDITIONAL REPORTING ON LOBBYING	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A POLICY REQUIRING MORE DIRECTOR CANDIDATES THAN BOARD SEATS	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON WAREHOUSE WORKING CONDITIONS	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING ADDITIONAL REPORTING ON GENDER/RACIAL PAY	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A DIVERSITY AND EQUITY AUDIT	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON CUSTOMER USE OF CERTAIN TECHNOLOGIES	Shareholder	NO VOTE	No Vote
Netflix, Inc.	NFLX	6/1/2022	64110L106	Class II Director: TIMOTHY HALEY	Issuer	NO VOTE	No Vote
				Class II Director: LESLIE KILGORE	Issuer	NO VOTE	No Vote
				Class II Director: STRIVE MASIYIWA	Issuer	NO VOTE	No Vote
				Class II Director: ANN MATHER	Issuer	NO VOTE	No Vote
				MANAGEMENT PROPOSAL: DECLASSIFICATION OF THE BAORD OF DIRECTORS	Issuer	NO VOTE	No Vote
				MANAGEMENT PROPOSAL: ELIMINATION OF SUPERMAJORITY VOTING PROVISIONS.	Issuer	NO VOTE	No Vote
				MANAGEMENT PROPOSAL: CREATION OF A NEW STOCKHOLDER RIGHT TO CALL A SPECIAL MEETING.	Issuer	NO VOTE	No Vote
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	NO VOTE	No Vote
				ADVISORY APPROVAL OF EXECUTIVE OFFICER COMPENSATION.	Issuer	NO VOTE	No Vote
				Stockholder proposal entitled,"proposal 7 - Simple Mjority Vote," if properly presented at the meeting.	Shareholder	NO VOTE	No Vote
				Stockholder Proposal entitled, "Proposal 8 - Lobbying Activity report," if properly presented at the meeting.	Shareholder	NO VOTE	No Vote
ServiceNow Inc.	NOW	6/8/2022	81762P102	Election of Director: SUSAN L. BOSTROM	Issuer	NO VOTE	No Vote
				Election of Director: TERESA BRIGGS	Issuer	NO VOTE	No Vote
				Election of Director: JONATHAN C. CHADWICK	Issuer	NO VOTE	No Vote
				Election of Director:PAUL E. CHAMBERLAIN	Issuer	NO VOTE	No Vote
				Election of Director: LAWRENCE J. JACKSON, JR.	Issuer	NO VOTE	No Vote
				Election of Director: FREDERIC B. LUDDY	Issuer	NO VOTE	No Vote
				Election of Director: JEFFREY A. MILLER	Issuer	NO VOTE	No Vote
				Election of Director: JOSEPH "LARRY" QUINLAN	Issuer	NO VOTE	No Vote
				Election of Director: SUKUMAR RATHNAM	Issuer	NO VOTE	No Vote
				To approve, on an adviosry basis, the compensation of our named Executive officers ("Say- on-pay).	Issuer	NO VOTE	No Vote
				To ratify PrivewaterhouseCoopers LLP as the independent registed public accounting frim for 2022.	Issuer	NO VOTE	No Vote
Marvell Technology Group LTD.	MRVL	7/15/2021	G5876H105	Election of director: W. TUDOR BROWN	Issuer	NO VOTE	No Vote
				Election of director: EDWARD H. FRANK	Issuer	NO VOTE	No Vote
				Election of director: RICHARD S. HILL	Issuer	NO VOTE	No Vote
				Election of director: BRAD W. BUSS	Issuer	NO VOTE	No Vote
				Election of director: MARACHEL L. KNIGHT	Issuer	NO VOTE	No Vote
				Election of director: BETHANY J. MAYER	Issuer	NO VOTE	No Vote
				Election of director: MATTHEW J.MURPHY	Issuer	NO VOTE	No Vote
				Election of director: MICHAEL G. STRACHAN	Issuer	NO VOTE	No Vote
				Election of director: ROBERT E. SWITZ	Issuer	NO VOTE	No Vote
				Election of director: FORD TAMER	Issuer	NO VOTE	No Vote
				An advisory (non-binding) vote to approve compensation of our named executive officers.	Issuer	NO VOTE	No Vote
				To ratify the appointment of Deloitte & Touche LLP as its independent registered public accounting firm for the fiscal year ended January 29, 2022.	Issuer	NO VOTE	No Vote
		6/23/2022		Election of director: SARA ANDREWS	Issuer	NO VOTE	No Vote
				Election of director: W. TUDOR BROWN	Issuer	NO VOTE	No Vote
				Election of director: BRAD W. BUSS	Issuer	NO VOTE	No Vote
				Election of director: EDWARD H. FRANK	Issuer	NO VOTE	No Vote
				Election of director: RICHARD S. HILL	Issuer	NO VOTE	No Vote
				Election of director: MARACHEL L. KNIGHT	Issuer	NO VOTE	No Vote
				Election of director: MATTHEW J.MURPHY	Issuer	NO VOTE	No Vote
				Election of director: MICHAEL G. STRACHAN	Issuer	NO VOTE	No Vote
				Election of director: ROBERT E. SWITZ	Issuer	NO VOTE	No Vote
				Election of director: FORD TAMER	Issuer	NO VOTE	No Vote
				An advisory (non-binding) vote to approve compensation of our named executive officers.	Issuer	NO VOTE	No Vote
				To ratify the appointment of Deloitte & Touche LLP as its independent registered public accounting firm for the fiscal year ended January 28, 2023.	Issuer	NO VOTE	No Vote
Snowflake Inc.	SNOW	7/7/2021	833445109	Class I director: BENOIT DAGEVILLE	Issuer	NO VOTE	No Vote
				Class I director: MARK S. GARRETT	Issuer	NO VOTE	No Vote
				Class director: JAYSHREE V. ULLAL	Issuer	NO VOTE	No Vote
				To ratify the selection of PricewaterhouseCoopers LLP as its independent registered public accounting firm for the fiscal year ended January 31, 2022.	Issuer	NO VOTE	No Vote
		7/6/2022		Class II director: KELLY A. KRAMER	Issuer	NO VOTE	No Vote
				Class II director: FRANK SLOOTMAN	Issuer	NO VOTE	No Vote
				Class II director: MICHAEL L. SPEISER	Issuer	NO VOTE	No Vote
				To ratify the the selection of PwC LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2023	Issuer	NO VOTE	No Vote
Datadog, Inc.	DDOG	6/1/2022	23804L103	Class III Director: TITI COLE	Issuer	NO VOTE	No Vote
				Class III Director: MATTHEW JACOBSON	Issuer	NO VOTE	No Vote
				Class III Director: JULIE RICHARDSON	Issuer	NO VOTE	No Vote
				Advisory vote to approve the compensation of our named executive officers.	Issuer	NO VOTE	No Vote
				To ratify the selection by the audit Committee of our Board of Directors of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022	Issuer	NO VOTE	No Vote
Workday, Inc.	WDAY	6/21/2022	98138H101	Class I Diretor: LYNNE M DOUGHTIE	Issuer	NO VOTE	No Vote
				Class I Diretor: CARL M. ESCHENBACH	Issuer	NO VOTE	No Vote
				Class I Diretor: MICHAEL M. MCNAMARA	Issuer	NO VOTE	No Vote
				Class I Diretor: JERRY YANG	Issuer	NO VOTE	No Vote
				To ratify the appointment of Ernst & Young LLP as Workday's independent registered public accounting firm for the fiscal year ending January 31, 2023.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the Proxy Statement.	Issuer	NO VOTE	No Vote
				To approve the new 2022 Equity Incentive Plan to replace our 2012 Equity Incentive Plan.	Issuer	NO VOTE	No Vote
				To approve the Amended and Restated 2012 Employee Stock Purchase Plan.	Issuer	NO VOTE	No Vote
Square, Inc.	SQ	10/5/2022	852234103	To approve the issuance of shares of Square Class A common stock (including the shares underlying the New Square CDIs) to Afterpay shareholders pursuant to the Scheme and Deed Poll and as contemplated by the Transaction Agreement: and	Issuer	NO VOTE	No Vote
				To approve one or more adjournments of the Special Meeting, if necessary or appropriate and consented to by Afterpay, including to permit further solicitation of proxies if there are insufficient votes at the time of the Special Meeting to approve the proposal above.	Issuer	NO VOTE	No Vote
		6/13/2022	852234103	Class I Diretor: JACK DORSEY	Issuer	NO VOTE	No Vote
				Class I Diretor: PAUL DEIGHTON	Issuer	NO VOTE	No Vote
				ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Issuer	NO VOTE	No Vote
				ADVISORY VOTE ON THE FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Issuer	NO VOTE	No Vote
				RATIFICATION OF APPOINTMENT OF ERNST &YOUNG LLP AS OUR INDEPENDENT REGISTERD PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECENER 31,2022	Issuer	NO VOTE	No Vote
				STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REGARDING A CHANGE IN STOCKHOLDER VOTING.	Shareholder	NO VOTE	No Vote
Twilio Inc.	TWLO	6/21/2022	90138F102	Class III Director: DONNA L. DUBINSKY	Issuer	NO VOTE	No Vote
				Class III Director: DEVAL PATRICK	Issuer	NO VOTE	No Vote
				Ratification of the appointment of KPMG LLP as the Company's independent registered public accouting firm for the sical year ending Decemner 31, 2022.	Issuer	NO VOTE	No Vote
				Approval of, on a non-binding advisory basis, the compensation of the company's named executive officers.	Issuer	NO VOTE	No Vote
Splunk Inc.	SPLK	6/15/2022	848637104	Class I Diretor: MARK CARGES	Issuer	NO VOTE	No Vote
				Class I Diretor: KENNETH HAO	Issuer	NO VOTE	No Vote
				Class I Diretor: ELISA STEELE	Issuer	NO VOTE	No Vote
				To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending January 31,2023.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the Proxy Statement.	Issuer	NO VOTE	No Vote
Cloudfare, Inc.	NET	6/1/2022	18915M107	Class III Director: MARK ANDERSON	Issuer	NO VOTE	No Vote
				Class II Director: MARK HAWKINS	Issuer	NO VOTE	No Vote
				Class II Director: CARL LEDBETTER	Issuer	NO VOTE	No Vote
				Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2022.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the compensation of our named executive officers.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the frequency of future stockholder advisory votes on the compensation of our named executive officers	Issuer	NO VOTE	No Vote
Nvidia Corportaion	NVDA	6/1/2022	67066G104	Election of director: ROBERT K. BURGESS	Issuer	NO VOTE	No Vote
				Election of director: TENCH COXE	Issuer	NO VOTE	No Vote
				Election of director: JOHN O.DABIRI	Issuer	NO VOTE	No Vote
				Election of director: PERSIS S. DRELL	Issuer	NO VOTE	No Vote
				Election of director: JEN- HSUN HUANG	Issuer	NO VOTE	No Vote
				Election of director: DAWN HUDSON	Issuer	NO VOTE	No Vote
				Election of director: HARVEY C.JONES	Issuer	NO VOTE	No Vote
				Election of director: MICHAEL G. MCCAFFERY	Issuer	NO VOTE	No Vote
				Election of director: STEPHEN C. NEAL	Issuer	NO VOTE	No Vote
				Election of director: MARK L.PERRY	Issuer	NO VOTE	No Vote
				Election of director: A. BROOKE SEAWELL	Issuer	NO VOTE	No Vote
				Election of director: AARTI SHAH	Issuer	NO VOTE	No Vote
				Election of director: MARK A. STEVENS	Issuer	NO VOTE	No Vote
				Approval of our executive compensation	Issuer	NO VOTE	No Vote
				Ratification OF the selection of Price water house Cooper LLP as our independent registered public accounting firm for fiscal year 2023	Issuer	NO VOTE	No Vote
				Approval of an amendment and restatement of our Amended and Restated 2007 Equity Incentive Plan.	Issuer	NO VOTE	No Vote
Microsoft Corporation	MSFT	11/29/2021	594918104	Election of director: REID G. HOFFMAN	Issuer	NO VOTE	No Vote
				Election of director: HUGH F. JOHNSON	Issuer	NO VOTE	No Vote
				Election of director: TERI L. LIST	Issuer	NO VOTE	No Vote
				Election of director: SATYA NADELLA	Issuer	NO VOTE	No Vote
				Election of director: SANDRA E. PETERSON	Issuer	NO VOTE	No Vote
				Election of director: PENNY S. PRITZKER	Issuer	NO VOTE	No Vote
				Election of director: CARLOS A. RODRIGUEZ	Issuer	NO VOTE	No Vote
				Election of director: CHARLES W. SCHARF	Issuer	NO VOTE	No Vote
				Election of director:JOHN W. STANTON	Issuer	NO VOTE	No Vote
				Election of director: JOHN W. THOMPSON	Issuer	NO VOTE	No Vote
				Election of director: EMMA N. WALMSLEY	Issuer	NO VOTE	No Vote
				Election of director: PADMASREE WARRIOR	Issuer	NO VOTE	No Vote
				Advisory vote to approve named executive officer compensation (The Board recommends a vote FOR this proposal)	Issuer	NO VOTE	No Vote
				Approve Employee Stock Purchase Plan (The Board recommends a vote FOR this proposal)	Issuer	NO VOTE	No Vote
				Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2022	Issuer	NO VOTE	No Vote
				STOCKHOLDER PROPOSAL- Report on median pay gaps across race and gender (The Board recommends a vote AGAINST this proposal)	Shareholder	NO VOTE	No Vote
				STOCKHOLDER PROPOSAL- Report on effectiveness of workplace sexual harassment policies (The Board recommends a vote AGAINST this proposal)	Shareholder	NO VOTE	No Vote
				STOCKHOLDER PROPOSAL- Report on prohibition on sales of facial recognition technology to all government entities (The Board recommends a vote AGAINST this proposal)	Shareholder	NO VOTE	No Vote
				STOCKHOLDER PROPOSAL- Report on implementation of the Fair Chance Business Pledge (The Board recommends a vote AGAINST this proposal)	Shareholder	NO VOTE	No Vote
				STOCKHOLDER PROPOSAL- Report on how lobbying activities align with company policies (The Board recommends a vote AGAINST this proposal)	Shareholder	NO VOTE	No Vote
Qorvo, iNC.	QRVO	8/9/2021	74736K101	Election of director: RALPH G. QUINSEY	Issuer	NO VOTE	No Vote
				Election of director: ROBERT A. BRUGGEWORTH	Issuer	NO VOTE	No Vote
				Election of director: JUDY BRUNER	Issuer	NO VOTE	No Vote
				Election of director: JEFFERY R. GARDNER	Issuer	NO VOTE	No Vote
				Election of director: JOHN R. HARDING	Issuer	NO VOTE	No Vote
				Election of director: DAVID H. Y. HO	Issuer	NO VOTE	No Vote
				Election of director: RODERICK D. NELSON	Issuer	NO VOTE	No Vote
				Election of director: DR. WALDEN C. RHINES	Issuer	NO VOTE	No Vote
				Election of director: SUSAN L. SPRADLEY	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the compensation of our Named Executive Officers (as defined in the proxy statement.)	Issuer	NO VOTE	No Vote
				To vote, on an advisor basis, on the frequency of future advisory votes on the cpmpensation of our Nmaed Executive Officers.	Issuer	NO VOTE	No Vote
				To radity the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending April 2, 2022	Issuer	NO VOTE	No Vote
Zscaler, INC	ZS	1/4/2022	98980G102	Class I Director: KAREN BLASING	Issuer	NO VOTE	No Vote
				Class I Director: CHARLES GIANCARLO	Issuer	NO VOTE	No Vote
				Class I Director: EILEEN NAUGHTON	Issuer	NO VOTE	No Vote
				To radity the selection of PricewaterhouseCooper LLP as our independent registered public accounting firm for fiscal year 2022.	Issuer	NO VOTE	No Vote
				To approve on a non-binding, advisory basis, the compensation of our named executive officers.	Issuer	NO VOTE	No Vote
Qualcomm Incorporated	QCOM	1/4/2022	747525103	Election of director: SYLVIA ACEVEDO	Issuer	NO VOTE	No Vote
				Election of director: CRISTIANO R. AMON	Issuer	NO VOTE	No Vote
				Election of director: MARK FIELDS	Issuer	NO VOTE	No Vote
				Election of director: JEFFREY W. HENDERSON	Issuer	NO VOTE	No Vote
				Election of director: GREGORY N. JOHNSON	Issuer	NO VOTE	No Vote
				Election of director: ANN M. LIVERMORE	Issuer	NO VOTE	No Vote
				Election of director: MARK D. MCLAUGHLIN	Issuer	NO VOTE	No Vote
				Election of director: JAMIE S. MILLER	Issuer	NO VOTE	No Vote
				Election of director: IRENE B. ROSENFELD	Issuer	NO VOTE	No Vote
				Election of director: KORNELIS (NEIL) SMIT	Issuer	NO VOTE	No Vote
				Election of director: JEAN-PASCAL TRICOIRE	Issuer	NO VOTE	No Vote
				Election of director: ANTHONY J. VINCIQUERRA	Issuer	NO VOTE	No Vote
				Ratification OF the selection of Pricewaterhouse Cooper LLP as our independent registered public accounting firm for fiscal year ending September 25, 2022.	Issuer	NO VOTE	No Vote
				Advisory vote to approve the compensation of our named executive officers.	Issuer	NO VOTE	No Vote
ELASTIC NV	ESTC	10/1/2021	N14506104	Election of Shay Banon as an executive director and Shelley Leibowitz as a non-executive director.	Issuer	NO VOTE	No Vote
		3/8/2022		ELECTION OF EXECUTIVE DIRECTOR FOR A TERM OF THREE (3) YEARS , ENDING AT 2025: ASHUTOSH KULKARNI.	Issuer	NO VOTE	No Vote
		3/9/2022		Appointment of Ashutosh Kulkarni as an executive director	Issuer	NO VOTE	No Vote
Pinduoduo	PDD	7/2/2021	722304102	As an ordinary resolution THAT Mr. Lei Chen be re-elected as a director of the Company.	Issuer	NO VOTE	No Vote
				As an ordinary resolution THAT Mr. Anthony Kam Ping Leung be re-elected as a director of the Company.	Issuer	NO VOTE	No Vote
				As an ordinary resolution THAT Mr. Haifeng Lin be re-elected as a director of the Company.	Issuer	NO VOTE	No Vote
				As an ordinary resolution THAT Dr. Qi Lu be re-elected as a director of the Company.	Issuer	NO VOTE	No Vote
				As an ordinary resolution THAT Mr. Nanpeng Shen be re-elected as a director of the Company.	Issuer	NO VOTE	No Vote
				As an ordinary resolution THAT Mr. George Yong-Bong Yeo be re-elected as a director of the Company.	Issuer	NO VOTE	No Vote
			9/29/2021	As an ordinary resolution THAT the 10 billion Argriculture Initiative as detailed in the Compnay's proxy statement be approved.	Issuer	NO VOTE	No Vote
Sea Limited	SE	2/14/2022	81141R100	AS A SPECIAL RESOLUTION, that the Eighth Amended and Restated Memorandum and Articles of Association of the Company currently in effect be amended and restated by their deletion in their entirely and the substitution in their place of the Nineth Amended and Restated Memorandum and Articles of Association annexed as Annex A of the Notice of the Annual Gneral Meeting.	Issuer	NO VOTE	No Vote
Bilibili Inc.	BILI	7/29/2021	90040106	As a special resolution: THAT subject to the passing of the Class-based Resolution at each of the class meeting of holders of the Class Y ordinary shares with a par value of us$0.0001 each the extraordinary general meeting of the Company convened on the same data and at the same place as the Class Z meeting, the Company’s Sixth Amended and Restated Memorandum of Association and Articles of Association be amended, as disclosed on pages 118 to 128 of the Company’s Hong Kong prospectus dated…	Issuer	NO VOTE	No Vote
				As a special resolution: THAT subject to the passing of the Class-based Resolution (as defined in the Meeting Notice) at each of the class meeting of holders of the Class Y ordinary shares with a par value of us$0.0001 each and the class meeting of holders of Class Z ordinary shares with a par value of US$0.0001 each convened on the same date and at the same place as the EGM, the Company’s Sixth Amended and Restated Memorandum of Association and Articles of Association be amended, as…	Issuer	NO VOTE	No Vote
				As a special resolution: THAT the Company’s Sixth Amended and Restated Memorandum of Association and Articles of Association be amended, as disclosed on pages 118 to 128 of the Company’s Hong Kong prospects dated March 18, 2021, by (A) incorporating the following requirements under the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited: (i) paragraphs 2(2), 12, 13(2) and 14 Appendix 3, (ii) paragraphs 1, 3(1), 3(2), 3(3), 4(1), 4(2), 5(2), 5(3) and 5(4) of Part B…	Issuer	NO VOTE

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Esoterica Thematic Trust

By:	/s/ Qindong Liu
Qindong (Bruce) Liu
Principal Executive Officer

Date:	August 12, 2022